CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			133 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013
Cash flows used in operating activities
Net loss for the period	$ (7,927,950)	$ (8,998,382)	$ (5,164,198)	$ (39,169,460)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	65,760	29,627	16,854	133,767
Stock-based compensation	883,210	647,382	556,875	4,574,312
Debt discount	0	0	0	5,881
Shares issued to acquire mineral properties	0	0	0	3,500
Shares issued in payment of bonus	0	0	0	52,160
Non-cash interest	0	0	0	333,333
Write-down of mineral claims	0	0	0	408,496
Changes in operating assets and liabilities
Receivables	33,736	(33,991)	(33,102)	(33,357)
Prepaid expenses and deposits	12,228	(28,036)	68,033	(57,631)
Accounts payable and accrued liabilities	(180,439)	151,163	65,292	581,526
Due to related parties	(14,786)	(218,881)	210,988	13,639
Net cash used in operating activities	(7,128,241)	(8,451,118)	(4,279,258)	(33,153,834)
Cash flows used in investing activities
Acquisition of mineral property interests	0	0	0	(408,496)
Acquisition of surface rights to mineral property	0	0	(815,000)	(815,000)
Purchase of short-term investments	0	(4,109,097)	0	(4,109,097)
Redemption of short-term investments	0	4,109,097	0	4,109,097
Acquisition of equipment	(38,899)	(363,682)	(78,201)	(554,842)
Net cash used in investing activities	(38,899)	(363,682)	(893,201)	(1,778,338)
Cash flows from financing activities
Issuance of convertible debentures	0	0	0	1,650,000
Issuance of promissory notes	0	0	0	790,410
Repayment of promissory notes	0	0	0	(790,410)
Proceeds from issuance of capital stock	81,600	12,082,016	7,787,442	35,318,830
Proceeds from shares subscribed	0	0	104,380	104,380
Net cash provided by financing activities	81,600	12,082,016	7,891,822	37,073,210
Effects of foreign currency exchange on cash	(46,625)	22,729	30,213	(23,896)
(Decrease) increase in cash during the period	(7,132,165)	3,289,945	2,749,576	2,117,142
Cash and cash equivalents, beginning of period	9,249,307	5,959,362	3,209,786	0
Cash and cash equivalents, end of period	2,117,142	9,249,307	5,959,362	2,117,142
Cash paid (received) during the period for:
Taxes	48,818	3,180	0	53,075
Interest	(69,513)	(71,577)	(2,646)	(55,007)
Non-cash financing transactions:
Conversion of convertible debenture into common stock	0	0	0	150,000
Stock based compensation on issuance of brokers warrants	0	0	0	145,488
Notes and accrued interest converted to common stock	$ 0	$ 0	$ 0	$ 1,390,008